OTHER ASSETS AND OTHER LIABILITIES - Schedule of Fair Value of Derivative Financial Instruments, Recorded as Asset or Liability (Details) S/ in Thousands, ¥ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 JPY (¥)
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	S/ 1,231,900		S/ 904,800
Liabilities	1,047,900		819,500
Derivatives held for trading
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	1,220,374		842,213
Liabilities	1,030,999		803,012
Notional amount	97,340,159		96,227,918
Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	1,231,865		904,791
Liabilities	1,047,907		819,473
Notional amount	98,561,203		99,017,564
Cash Flow Hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Notional amount			76,400	$ 20.3
Fair Value Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	11,491		62,578
Liabilities	16,908		16,461
Notional amount	1,221,044		2,789,646
Foreign currency forwards
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	546,954		161,495
Liabilities	283,787		210,947
Foreign currency forwards | Derivatives held for trading
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	546,954		161,495
Liabilities	283,787		210,947
Notional amount	32,518,743		33,716,473
Foreign currency forwards | Fair Value Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	193		5,597
Liabilities	14,839		98
Notional amount	167,286		125,173
Interest rate swaps
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	444,343		456,575
Liabilities	396,355		352,677
Interest rate swaps | Derivatives held for trading
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	444,343		456,575
Liabilities	396,355		352,677
Notional amount	53,011,798		48,119,429
Interest rate swaps | Cash Flow Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	677		0
Liabilities	0		970
Notional amount	504,450		564,600
Interest rate swaps | Fair Value Hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Notional amount	44,900	$ 13.3	136,600	36.3
Interest rate swaps | Fair Value Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	10,593		33,027
Liabilities	0		0
Notional amount	504,450		790,440
Currency swaps
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	223,448		219,648
Liabilities	346,591		230,848
Currency swaps | Derivatives held for trading
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	223,448		219,648
Liabilities	346,591		230,848
Notional amount	10,928,546		13,625,101
Foreign exchange options
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	5,532		3,018
Liabilities	4,263		8,420
Foreign exchange options | Derivatives held for trading
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	5,532		3,018
Liabilities	4,263		8,420
Notional amount	842,734		743,202
Futures
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	97		1,477
Liabilities	3		120
Futures | Derivatives held for trading
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	97		1,477
Liabilities	3		120
Notional amount	38,338		23,713
Cross currency swaps (CCS)
Fair value of derivative financial instruments, recorded as an asset or a liability
Notional amount			225,800	$ 60.0
Cross currency swaps (CCS) | Cash Flow Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	0		0
Liabilities	0		5,937
Notional amount	0		71,940
Cross currency swaps (CCS) | Cash Flow Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	0		18,993
Liabilities	0		2,359
Notional amount	0		828,080
Cross currency swaps (CCS) | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Notional amount			71,900
Cross currency swaps (CCS) | Cash Flow Hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Notional amount					$ 19.1	¥ 3,000.0
Cross currency swaps (CCS) | Cash Flow Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	0		0
Liabilities	0		5,242
Notional amount	0		225,840
Cross currency swaps (CCS) | Cash Flow Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	0		1,802
Liabilities	0		1,852
Notional amount	0		46,970
Foreign currency forwards | Fair Value Hedges | Derivatives held as hedges
Fair value of derivative financial instruments, recorded as an asset or a liability
Assets	28		3,159
Liabilities	2,069		3
Notional amount	S/ 44,858		S/ 136,603